Harbor Ares Systematic Convertible Securities Fund Investment Objectives and Goals - Harbor Ares Systematic Convertible Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Harbor Ares Systematic Convertible Securities Fund (formerly, Harbor Convertible Securities Fund) Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total returns (i.e., current income and capital appreciation).